Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Transamerica Multi-Managed Balanced

Effective as of May 1, 2020, a sub-advisory fee schedule with respect to Transamerica Balanced II and the management fee schedule and a sub-advisory fee schedule with respect to Transamerica Multi-Managed Balanced will be revised as described herein.

* * *

Effective as of May 1, 2020, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R1	R6	T2	I2
Management fees[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%
Other expenses[2]	0.14%	0.15%	0.17%	0.21%	0.06%	0.05%	0.06%
Total annual fund operating expenses	0.99%	1.75%	0.77%	1.31%	0.66%	0.90%	0.66%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
[2]	Other expenses for Class R1 and T2 shares are based on estimates for the current fiscal year.

Effective as of May 1, 2020, the “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$645	$848	$1,067	$1,696
Class C	$278	$551	$949	$2,062
Class I	$79	$246	$428	$954
Class R1	$133	$415	$718	$1,579
Class R6	$67	$211	$368	$822
Class T2	$389	$578	$784	$1,375
Class I2	$67	$211	$368	$822

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$645	$848	$1,067	$1,696
Class C	$178	$551	$949	$2,062
Class I	$79	$246	$428	$954
Class R1	$133	$415	$718	$1,579
Class R6	$67	$211	$368	$822
Class T2	$389	$578	$784	$1,375
Class I2	$67	$211	$368	$822

* * *

Investors Should Retain this Supplement for Future Reference

March 18, 2020

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Transamerica Multi-Managed Balanced

Effective as of May 1, 2020, a sub-advisory fee schedule with respect to Transamerica Balanced II and the management fee schedule and a sub-advisory fee schedule with respect to Transamerica Multi-Managed Balanced will be revised as described herein.

* * *

Effective as of May 1, 2020, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R1	R6	T2	I2
Management fees[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.25%	0.00%
Other expenses[2]	0.14%	0.15%	0.17%	0.21%	0.06%	0.05%	0.06%
Total annual fund operating expenses	0.99%	1.75%	0.77%	1.31%	0.66%	0.90%	0.66%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
[2]	Other expenses for Class R1 and T2 shares are based on estimates for the current fiscal year.

Effective as of May 1, 2020, the “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$645	$848	$1,067	$1,696
Class C	$278	$551	$949	$2,062
Class I	$79	$246	$428	$954
Class R1	$133	$415	$718	$1,579
Class R6	$67	$211	$368	$822
Class T2	$389	$578	$784	$1,375
Class I2	$67	$211	$368	$822

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$645	$848	$1,067	$1,696
Class C	$178	$551	$949	$2,062
Class I	$79	$246	$428	$954
Class R1	$133	$415	$718	$1,579
Class R6	$67	$211	$368	$822
Class T2	$389	$578	$784	$1,375
Class I2	$67	$211	$368	$822

* * *

Investors Should Retain this Supplement for Future Reference

March 18, 2020

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class R1 and T2 shares are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica Multi-Managed Balanced | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 645
3 years	rr_ExpenseExampleYear03	848
5 years	rr_ExpenseExampleYear05	1,067
10 years	rr_ExpenseExampleYear10	1,696
1 year	rr_ExpenseExampleNoRedemptionYear01	645
3 years	rr_ExpenseExampleNoRedemptionYear03	848
5 years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,696
Transamerica Multi-Managed Balanced | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	$ 278
3 years	rr_ExpenseExampleYear03	551
5 years	rr_ExpenseExampleYear05	949
10 years	rr_ExpenseExampleYear10	2,062
1 year	rr_ExpenseExampleNoRedemptionYear01	178
3 years	rr_ExpenseExampleNoRedemptionYear03	551
5 years	rr_ExpenseExampleNoRedemptionYear05	949
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
Transamerica Multi-Managed Balanced | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Transamerica Multi-Managed Balanced | R1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	$ 133
3 years	rr_ExpenseExampleYear03	415
5 years	rr_ExpenseExampleYear05	718
10 years	rr_ExpenseExampleYear10	1,579
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	415
5 years	rr_ExpenseExampleNoRedemptionYear05	718
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,579
Transamerica Multi-Managed Balanced | R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
1 year	rr_ExpenseExampleNoRedemptionYear01	67
3 years	rr_ExpenseExampleNoRedemptionYear03	211
5 years	rr_ExpenseExampleNoRedemptionYear05	368
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Transamerica Multi-Managed Balanced | T2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 389
3 years	rr_ExpenseExampleYear03	578
5 years	rr_ExpenseExampleYear05	784
10 years	rr_ExpenseExampleYear10	1,375
1 year	rr_ExpenseExampleNoRedemptionYear01	389
3 years	rr_ExpenseExampleNoRedemptionYear03	578
5 years	rr_ExpenseExampleNoRedemptionYear05	784
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,375
Transamerica Multi-Managed Balanced | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
1 year	rr_ExpenseExampleNoRedemptionYear01	67
3 years	rr_ExpenseExampleNoRedemptionYear03	211
5 years	rr_ExpenseExampleNoRedemptionYear05	368
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 822

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
[2]	Other expenses for Class R1 and T2 shares are based on estimates for the current fiscal year.